Credit Facilities (Details) - Schedule of short-term bank borrowings - Short-term Debt [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total		$ 6,551,724	$ 2,606,567
The Industrial Bank Co Ltd [Member]
Short-term Debt [Line Items]
Term	[1]	From April, 2020 to April, 2021
Interest rate	[1]	5.65%
Collateral/ Guarantee	[1]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	[1]	Apr. 20, 2021
Total	[1]	$ 291,188
Zhujiang Rural Bank [Member]
Short-term Debt [Line Items]
Term	[2]	From April, 2020 to April, 2021
Interest rate	[2]	6.53%
Collateral/ Guarantee	[2]	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang's family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.
Date of paid off	[2]	Apr. 29, 2021
Total	[2]	$ 390,805
China Merchants Bank [Member]
Short-term Debt [Line Items]
Term	[3]	From October, 2020 to October, 2021
Interest rate	[3]	5.30%
Collateral/ Guarantee	[3]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang's family members
Date of paid off	[3]
Total	[3]	$ 2,114,943
Bank of Communication [Member]
Short-term Debt [Line Items]
Term	[4]	From November, 2020 to November, 2021
Interest rate	[4]	5.65%
Collateral/ Guarantee	[4]	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang's family member and a third party
Date of paid off	[4]
Total	[4]	$ 3,754,788
Bank of China [Member]
Short-term Debt [Line Items]
Term	[5]	From March, 2019 to March, 2020
Interest rate	[5]	7.18%
Collateral/ Guarantee	[5]	Guarantee by Mr. Jinlong Yang and Shenzhen Yangang Mingzhu Logistics Co., Ltd. ("MingZhu Logistics"), a company owned by Mr. Jinlong Yang's sister, pledge by a property owned by Mr. Jinlong Yang's family member and collateralized by MingZhu's receivables
Date of paid off	[5]	Mar. 13, 2020
Total	[5]		155,850
Bank of China 1 [Member]
Short-term Debt [Line Items]
Term	[5]	From January 2019 to January, 2020
Interest rate	[5]	7.18%
Collateral/ Guarantee	[5]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang's family member and collateralized by MingZhu's receivables
Date of paid off	[5]	Jan. 07, 2020
Total	[5]		439,743
The Industrial Bank Co Ltd 1 [Member]
Short-term Debt [Line Items]
Term	[1]	From April, 2019 to April, 2020
Interest rate	[1]	5.65%
Collateral/ Guarantee	[1]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	[1]	Apr. 16, 2020
Total	[1]		186,733
Zhujiang Rural Bank 1 [Member]
Short-term Debt [Line Items]
Term	[2]	From May, 2019 to May, 2020
Interest rate		6.53%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang's family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.
Date of paid off
Total			387,831
Guangdong Nanyue Bank [Member]
Short-term Debt [Line Items]
Term	[6]	From September, 2019 to September 2020
Interest rate	[6]	8.50%
Collateral/ Guarantee	[6]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Date of paid off	[6]
Total	[6]		718,205
Guangdong Nanyue Bank 1 [Member]
Short-term Debt [Line Items]
Term	[6]	From November, 2019 to November, 2020
Interest rate	[6]	8.50%
Collateral/ Guarantee	[6]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Date of paid off	[6]
Total	[6]		287,282
Guangdong Nanyue Bank 2 [Member]
Short-term Debt [Line Items]
Term	[6]	From November, 2019 to November, 2020
Interest rate	[6]	8.50%
Collateral/ Guarantee	[6]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Date of paid off	[6]
Total	[6]		$ 430,923

[1]	In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.
[2]	In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit.
[3]	In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. As of December 31, 2020, RMB 15,000,000 was not utilized by the Company.
[4]	In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.
[5]	In December 2019, the Company rolled over into a one-year term line of credit agreement with Bank of China pursuant to which the Company may borrow up to RMB 14,000,000 (approximately $1,981,571). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 6,125,000 (approximately $866,937) in January 2019 and RMB 1,875,000 (approximately $265,389) in March 2019. For each withdraw from the line of credit, a separate loan was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in the Company’s audited condensed consolidated financial statements. As of December 31, 2019, the unutilized line of credit was RMB 3,000,000 (approximately $424,622), respectively. As of December 31, 2019, the above-mentioned line of credit had expired and the Company did not renew or roll over into new line of credit agreement with Bank of China and these loans have been repaid in full as of December 31, 2020.
[6]	In September 2019, the Company entered into a one-year term line of credit agreement with Guangdong Nanyue Bank pursuant to which the Company may borrow up to RMB 10,000,000 (approximately $1,415,408). The line of credit agreement entitles the Company to enter into several separate loan contracts under such line of credit. The Company utilized RMB 5,000,000 (approximately $707,704) in September 2019, RMB 2,000,000 (approximately $283,081) in November 2019 and RMB 3,000,000 (approximately $424,622) in November 2019. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. As of December 31, 2019, the Company had utilized all line of credit and these loans were all paid up by the end of December 31, 2020.